UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-05276_

Value Line Strategic Asset Management Trust
(Exact name of registrant as specified in charter)

7 Times Square, New York, N.Y. 10036
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Item I.  Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 6/30/13 is included with this Form.

■	Value Line Strategic Asset Management Trust (Unaudited)	Semiannual Report To Contractowners

Stephen E. Grant, Portfolio Manager (right)
Jeffrey D. Geffen, Director of Fixed Income(left)

Objective:
High total investment return consistent with reasonable risk

Inception Date:
October 1, 1987

Net Assets at June 30, 2013:
$326,964,536

Portfolio Composition at June 30, 2013:
(Percentage of Total Net Assets)

Top Ten Holdings (As of 6/30/2013)

Company	Percentage of Total Net Assets
Ecolab, Inc.	1.62%
AMETEK, Inc.	1.52%
Henry Schein, Inc.	1.37%
Kansas City Southern	1.23%
Stericycle, Inc.	1.22%
EQT Corp.	1.19%
Precision Castparts Corp.	1.18%
Express Scripts Holding Co.	1.17%
AutoZone, Inc.	1.17%
Amphenol Corp. Class A	1.14%

Equity Sector Weightings vs. Index (As of 6/30/2013)

About information in this report:

●	It is important to consider the Trust’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.

●
The S&P 500 Index is an unmanaged index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The Barclays Capital Aggregate Bond Index is an unmanaged index that is generally considered to be representative of investment grade U.S. government and corporate bonds being traded in the U.S. Index returns are provided for comparative purposes. Please note that the indices are not available for direct investment and their returns do not reflect the fees and expenses that have been deducted from the Trust.

VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST	1

■	Value Line Strategic Asset Management Trust (Unaudited)	Semiannual Report To Contractowners

Average Annual Total Returns (For periods ended 6/30/2013)

	Year to Date (not annualized)	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 10/01/1987
Value Line Strategic Asset Management Trust	8.48%	14.75%	14.88%	6.00%	7.69%	9.74%
60/40 S&P 500 Index/Barclays Capital Aggregate Bond Index	7.32%	12.08%	12.46%	6.28%	6.18%	8.19%

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call (800) 221-3253 or visit www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Trust expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Trust will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contract owner may pay on distributions or redemption of units.

Trust Expenses

By investing in the Trust, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Trust expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested on January 1, 2013 and held for six months ended June 30, 2013.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

2	VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST

■	Value Line Strategic Asset Management Trust (Unaudited)	Semiannual Report To Contractowners

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period*	Annualized Expense Ratio
Actual	$1,000	$1,084.81	$4.50	0.87%
Hypothetical (5% return before expenses)	$1,000	$1,020.48	$4.36	0.87%

*
Expenses are equal to the Trust’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Trust’s most recent fiscal half-year). This expense ratio may differ from the expense ratio shown in the financial highlights.

VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST	3

■	Value Line Strategic Asset Management Trust
Schedule of Investments

June 30, 2013 (Unaudited)
Common Stocks — 75.0%

Shares		Value
Consumer Discretionary — 10.0%
9,000	AutoZone, Inc. *	$3,813,210
24,000	BorgWarner, Inc. *	2,067,600
36,000	Brinker International, Inc. (1)	1,419,480
20,000	Buckle, Inc. (The) (1)	1,040,400
22,000	Darden Restaurants, Inc.	1,110,560
27,000	Domino’s Pizza, Inc.	1,570,050
11,000	DSW, Inc. Class A	808,170
11,000	Genuine Parts Co.	858,770
117,000	LKQ Corp. *	3,012,750
20,000	McDonald’s Corp.	1,980,000
20,000	NIKE, Inc. Class B	1,273,600
28,000	O’Reilly Automotive, Inc. *	3,153,360
7,000	Penn National Gaming, Inc. *	370,020
11,206	PVH Corp.	1,401,310
16,000	Starbucks Corp.	1,047,840
68,000	TJX Companies, Inc. (The)	3,404,080
28,000	Wolverine World Wide, Inc.	1,529,080
42,000	Yum! Brands, Inc.	2,912,280
		32,772,560
Consumer Staples — 6.2%
16,900	British American Tobacco PLC ADR (1)	1,739,686
9,000	Bunge Ltd.	636,930
50,000	Church & Dwight Co., Inc.	3,085,500
10,000	Costco Wholesale Corp.	1,105,700
17,000	Energizer Holdings, Inc.	1,708,670
126,000	Flowers Foods, Inc.	2,778,300
44,000	General Mills, Inc.	2,135,320
10,000	Harris Teeter Supermarkets, Inc.	468,600
60,000	Hormel Foods Corp.	2,314,800
10,000	PepsiCo, Inc.	817,900
35,000	Reynolds American, Inc.	1,692,950
34,000	Whole Foods Market, Inc.	1,750,320
		20,234,676
Energy — 2.6%
49,000	EQT Corp.	3,889,130
34,000	FMC Technologies, Inc. *	1,893,120
42,000	Noble Energy, Inc.	2,521,680
		8,303,930
Financials — 6.2%
11,200	Affiliated Managers Group, Inc. *	1,836,128
37,000	AFLAC, Inc.	2,150,440
36,000	American Tower Corp. REIT	2,634,120
12,000	Arch Capital Group Ltd. *	616,920
14,000	Bank of Montreal (1)	812,420
9,500	BlackRock, Inc.	2,440,075
4,000	Camden Property Trust REIT	276,560
16,000	HCP, Inc. REIT	727,040
9,000	M&T Bank Corp.	1,005,750
20,000	ProAssurance Corp.	1,043,200
28,800	Royal Bank of Canada	1,679,328
11,600	Stifel Financial Corp. *	413,772
26,000	T. Rowe Price Group, Inc.	1,901,900
11,284	Toronto-Dominion Bank (The)	906,895
46,000	Wells Fargo & Co.	1,898,420
		20,342,968

Shares		Value
Health Care — 10.7%
35,000	Alexion Pharmaceuticals, Inc. *	$3,228,400
17,400	Allergan, Inc.	1,465,776
15,000	C.R. Bard, Inc.	1,630,200
32,000	Catamaran Corp. *	1,559,040
29,600	Cerner Corp. *	2,844,264
50,000	DENTSPLY International, Inc.	2,048,000
12,000	Edwards Lifesciences Corp. *	806,400
62,000	Express Scripts Holding Co. *	3,824,780
46,800	Henry Schein, Inc. *	4,481,100
32,600	IDEXX Laboratories, Inc. *	2,926,828
3,600	Intuitive Surgical, Inc. *	1,823,688
4,000	Mednax, Inc. *	366,320
13,200	Mettler-Toledo International, Inc. *	2,655,840
10,000	Novo Nordisk A/S ADR	1,549,700
28,000	Teva Pharmaceutical Industries Ltd. ADR	1,097,600
32,000	Thermo Fisher Scientific, Inc.	2,708,160
		35,016,096
Industrials — 20.8%
13,000	Acuity Brands, Inc.	981,760
117,375	AMETEK, Inc.	4,964,963
30,000	Canadian National Railway Co.	2,918,100
16,000	Chicago Bridge & Iron Co. N.V.	954,560
34,000	CLARCOR, Inc.	1,775,140
13,000	Clean Harbors, Inc. *	656,890
43,200	Danaher Corp.	2,734,560
46,000	Donaldson Co., Inc.	1,640,360
14,000	Eaton Corp. PLC	921,340
26,000	EnerSys	1,275,040
12,400	Esterline Technologies Corp. *	896,396
18,000	FedEx Corp.	1,774,440
22,000	General Dynamics Corp.	1,723,260
42,000	IDEX Corp.	2,260,020
15,600	IHS, Inc. Class A *	1,628,328
15,243	Iron Mountain, Inc.	405,616
28,500	ITT Corp.	838,185
12,600	J.B. Hunt Transport Services, Inc.	910,224
38,000	Kansas City Southern	4,026,480
23,200	Kirby Corp. *	1,845,328
6,800	Lennox International, Inc.	438,872
26,000	Parker Hannifin Corp.	2,480,400
17,000	Precision Castparts Corp.	3,842,170
41,500	Republic Services, Inc.	1,408,510
29,000	Roper Industries, Inc.	3,602,380
36,000	Stericycle, Inc. *	3,975,480
8,000	Teledyne Technologies, Inc. *	618,800
34,000	Toro Co. (The)	1,543,940
19,000	Union Pacific Corp.	2,931,320
33,000	United Technologies Corp.	3,067,020
12,600	Valmont Industries, Inc.	1,802,934
13,000	W.W. Grainger, Inc.	3,278,340
76,500	Waste Connections, Inc.	3,147,210
21,600	Woodward Inc.	864,000
		68,132,366

4	See Notes to Financial Statements.

■	Value Line Strategic Asset Management Trust
Schedule of Investments (Continued)

June 30, 2013 (Unaudited)
Shares		Value
Information Technology — 6.4%
23,000	Accenture PLC Class A	$1,655,080
17,000	Alliance Data Systems Corp. * (1)	3,077,510
48,000	Amphenol Corp. Class A	3,741,120
12,000	Anixter International, Inc. *	909,720
19,000	ANSYS, Inc. *	1,388,900
4,000	Apple, Inc.	1,584,320
24,000	Cognizant Technology Solutions Corp. Class A *	1,502,640
11,600	Equinix, Inc. *	2,142,752
2,000	MasterCard, Inc. Class A	1,149,000
8,000	NCR Corp. *	263,920
65,600	Salesforce.com, Inc. *	2,504,608
12,300	WEX, Inc. *	943,410
		20,862,980
Materials — 8.9%
13,000	Air Products & Chemicals, Inc.	1,190,410
15,000	Airgas, Inc.	1,431,900
26,000	AptarGroup, Inc.	1,435,460
28,000	Ball Corp.	1,163,120
5,000	CF Industries Holdings, Inc.	857,500
32,000	Crown Holdings, Inc. *	1,316,160
12,000	Cytec Industries, Inc.	879,000
62,000	Ecolab, Inc.	5,281,780
44,000	FMC Corp.	2,686,640
6,000	NewMarket Corp. (1)	1,575,360
32,000	Praxair, Inc.	3,685,120
8,000	Rockwood Holdings, Inc.	512,240
19,000	Scotts Miracle-Gro Co. (The) Class A (1)	917,890
3,000	Sherwin-Williams Co. (The)	529,800
45,400	Sigma-Aldrich Corp.	3,648,344
31,000	Valspar Corp. (The)	2,004,770
		29,115,494
Telecommunication Services — 1.9%
42,000	Crown Castle International Corp. *	3,040,380
44,000	SBA Communications Corp. Class A *	3,261,280
		6,301,660
Utilities — 1.3%
15,600	ITC Holdings Corp.	1,424,280
7,000	Questar Corp.	166,950
21,000	South Jersey Industries, Inc.	1,205,610
34,000	Wisconsin Energy Corp.	1,393,660
		4,190,500
	Total Common Stocks (Cost $115,306,903)	245,273,230

Principal
Amount		Value
U.S. Government Agency Obligations — 6.9%
$500,000	Federal Home Loan Mortgage Corp., 1.00%, 3/8/17	$497,550
297,761	Federal Home Loan Mortgage Corp., 4.50%, 10/15/27	306,677
194,800	Federal Home Loan Mortgage Corp., 2.00%, 1/15/33	191,908
441,224	Federal Home Loan Mortgage Corp. Gold Pool #A97040, 4.00%, 2/1/41	459,093
98,566	Federal Home Loan Mortgage Corp. Gold Pool #C04038, 3.50%, 6/1/42	99,977
38,241	Federal Home Loan Mortgage Corp. Gold Pool #G08479, 3.50%, 3/1/42	38,788

Principal
Amount		Value
$19,004	Federal Home Loan Mortgage Corp. Gold Pool #G18155, 5.00%, 10/1/21	$20,355
65,053	Federal Home Loan Mortgage Corp. Gold Pool #G18160, 5.00%, 11/1/21	69,039
153,219	Federal Home Loan Mortgage Corp. Gold Pool #G18420, 3.00%, 1/1/27	157,604
68,678	Federal Home Loan Mortgage Corp. Gold Pool #J00975, 5.00%, 1/1/21	73,013
16,392	Federal Home Loan Mortgage Corp. Gold Pool #J03589, 5.00%, 10/1/21	17,558
343,327	Federal Home Loan Mortgage Corp., Gold PC Pool #A97264, 4.00%, 2/1/41	358,000
518,665	Federal Home Loan Mortgage Corp., Gold PC Pool #J13885, 3.50%, 12/1/25	538,913
1,500,000	Federal Home Loan Mortgage Corporation, 1.25%, 5/12/17	1,502,095
653,912	Federal Home Loan Mortgage Corporation Pool #A96409, 3.50%, 1/1/41	663,273
844,970	Federal Home Loan Mortgage Corporation Pool #G08488, 3.50%, 4/1/42	857,066
645,489	Federal Home Loan Mortgage Corporation Pool #J17969, 3.00%, 2/1/27	666,451
15,963	Federal National Mortgage Association, 4.00%, 8/1/14	16,140
500,000	Federal National Mortgage Association, 0.38%, 12/21/15	497,207
500,000	Federal National Mortgage Association, 1.25%, 1/30/17	503,060
32,326	Federal National Mortgage Association, 4.00%, 4/1/24	34,159
378,418	Federal National Mortgage Association, 4.00%, 3/1/25	398,796
231,962	Federal National Mortgage Association, 4.00%, 6/1/26	244,587
643,713	Federal National Mortgage Association, 3.50%, 7/1/26	671,146
279,964	Federal National Mortgage Association, 4.00%, 7/1/26	295,120
52,072	Federal National Mortgage Association, Association, 4.50%, 7/1/40	55,171
11,431	Federal National Mortgage Association, 4.50%, 8/1/40	12,111
12,040	Federal National Mortgage Association, 4.50%, 9/1/40	12,757
115,048	Federal National Mortgage Association, 4.50%, 10/1/40	121,895
488,848	Federal National Mortgage Association, 4.50%, 2/1/41	518,327
236,582	Federal National Mortgage Association, 4.50%, 3/1/41	250,849
501,309	Federal National Mortgage Association, 4.50%, 4/1/41	531,540
16,007	Federal National Mortgage Association, 4.50%, 4/1/41	16,972
194,399	Federal National Mortgage Association, 4.50%, 4/1/41	206,122
208,251	Federal National Mortgage Association, 4.50%, 4/1/41	220,810
451,616	Federal National Mortgage Association Pool #890236, 4.50%, 8/1/40	477,841
689,642	Federal National Mortgage Association Pool #AB1796, 3.50%, 11/1/40	701,023

See Notes to Financial Statements.	5

■	Value Line Strategic Asset Management Trust
Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Principal
Amount		Value
$663,535	Federal National Mortgage Association Pool #AB5472, 3.50%, 6/1/42	$674,485
437,396	Federal National Mortgage Association Pool #AB6286, 2.50%, 9/1/27	440,483
438,548	Federal National Mortgage Association Pool #AJ6932, 3.00%, 11/1/26	451,490
435,559	Federal National Mortgage Association Pool #AO4137, 3.50%, 6/1/42	442,747
75,077	Federal National Mortgage Association Pool #AO4299, 3.50%, 8/1/42	76,316
460,458	Federal National Mortgage Association Pool #AO5807, 3.50%, 7/1/42	468,057
37,021	Federal National Mortgage Association Pool #AO6770, 3.50%, 6/1/42	37,632
836,139	Federal National Mortgage Association Pool #AP1340, 3.50%, 7/1/42	849,938
437,069	Federal National Mortgage Association Pool #AQ0287, 3.00%, 10/1/42	427,643
500,000	Federal National Mortgage Association TBA, 4.00%, 7/1/43	520,879
700,000	Federal National Mortgage Association TBA, 4.50%, 7/1/43	740,687
396,527	Government National Mortgage Association, 5.50%, 1/15/36	432,230
839,908	Government National Mortgage Association, 4.25%, 2/20/37	860,815
2,902,897	Government National Mortgage Association, 5.50%, 8/20/37	3,185,099
532,221	Government National Mortgage Association, 3.00%, 4/16/39	551,615
	Total U.S. Government Agency Obligations (Cost $22,255,294)	22,463,109

U.S. Treasury Obligations — 7.8%
253,240	U.S. Treasury Notes, 1.88%, 7/15/13 (2)	253,458
2,500,000	U.S. Treasury Notes, 0.25%, 2/15/15	2,498,535
1,250,000	U.S. Treasury Notes, 0.38%, 6/15/15	1,250,390
2,000,000	U.S. Treasury Notes, 1.75%, 5/31/16	2,062,812
500,000	U.S. Treasury Notes, 1.00%, 9/30/16	503,398
900,000	U.S. Treasury Notes, 1.00%, 10/31/16	905,344
500,000	U.S. Treasury Notes, 0.88%, 12/31/16	499,688
1,500,000	U.S. Treasury Notes, 1.88%, 10/31/17	1,543,359
300,000	U.S. Treasury Notes, 0.63%, 11/30/17	292,477
1,000,000	U.S. Treasury Notes, 2.63%, 4/30/18	1,060,625
300,000	U.S. Treasury Notes, 2.25%, 7/31/18	312,469
3,100,000	U.S. Treasury Notes, 1.38%, 9/30/18	3,086,437
2,000,000	U.S. Treasury Notes, 1.75%, 10/31/18	2,028,124
350,000	U.S. Treasury Notes, 1.38%, 11/30/18	347,594
600,000	U.S. Treasury Notes, 1.38%, 12/31/18	595,031
1,450,000	U.S. Treasury Notes, 1.38%, 2/28/19	1,434,140
250,000	U.S. Treasury Notes, 1.00%, 8/31/19	239,375
1,000,000	U.S. Treasury Notes, 2.63%, 8/15/20	1,045,000
100,000	U.S. Treasury Notes, 3.63%, 2/15/21	111,148
300,000	U.S. Treasury Notes, 2.00%, 11/15/21	294,820
550,000	U.S. Treasury Notes, 2.00%, 2/15/22	537,926

Principal
Amount		Value
$1,600,000	U.S. Treasury Bonds, 6.13%, 11/15/27	$2,195,501
1,000,000	U.S. Treasury Bonds, 4.50%, 5/15/38	1,193,125
1,000,000	U.S. Treasury Bonds, 4.38%, 5/15/40	1,172,812
	Total U.S. Treasury Obligations (Cost $24,841,538)	25,463,588

Commercial Mortgage-Backed Securities — 0.7%
650,000	Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A4, 3.02%, 9/10/45	614,012
250,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.41%, 8/25/18	254,295
250,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K710, Class A2, 1.88%, 5/25/19	245,449
400,000	Government National Mortgage Association, Series 2013-12, Class B, 2.45%, 11/16/52 (3)	382,681
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4, 2.86%, 11/15/45	465,714
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4, 3.18%, 8/15/45	239,796
300,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	277,489
	Total Commercial Mortgage- Backed Securities (Cost $2,699,054)	2,479,436

Corporate Bonds & Notes — 6.2%
Communications — 0.7%
1,000,000	AT&T, Inc., Senior Unsecured Notes, 3.88%, 8/15/21	1,031,392
250,000	Comcast Corp., Guaranteed Notes, 4.25%, 1/15/33	239,202
500,000	Time Warner, Inc., Guaranteed Notes, 4.70%, 1/15/21	535,041
500,000	Viacom, Inc., Senior Unsecured Notes, 3.88%, 12/15/21	506,356
		2,311,991
Consumer, Cyclical — 0.4%
250,000	Home Depot, Inc. (The), Senior Unsecured Notes, 3.95%, 9/15/20	271,028
1,000,000	Johnson Controls, Inc., Senior Unsecured Notes, 3.75%, 12/1/21	1,005,729
200,000	Starwood Hotels & Resorts Worldwide, Inc., Senior Unsecured Notes, 7.38%, 11/15/15	226,803
		1,503,560

6	See Notes to Financial Statements.

■	Value Line Strategic Asset Management Trust
Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Principal
Amount		Value
Consumer, Non-cyclical — 1.3%
$500,000	AbbVie, Inc., Senior Unsecured Notes, 2.00%, 11/6/18 (4)	$484,813
200,000	Amgen, Inc., Senior Unsecured Notes, 2.50%, 11/15/16	206,645
1,000,000	Coca-Cola Enterprises, Inc., Senior Unsecured Notes, 3.50%, 9/15/20	1,008,966
500,000	JM Smucker Co. (The), Guaranteed Notes, 3.50%, 10/15/21	498,975
1,000,000	Medco Health Solutions, Inc., Senior Unsecured Notes, 2.75%, 9/15/15	1,028,209
1,000,000	Teva Pharmaceutical Finance IV BV, Guaranteed Notes, 3.65%, 11/10/21	1,000,092
		4,227,700
Energy — 0.6%
1,000,000	Halliburton Co., Senior Unsecured Notes, 6.15%, 9/15/19	1,205,666
500,000	Husky Energy, Inc., Senior Unsecured Notes, 3.95%, 4/15/22	507,469
245,000	Phillips 66, Guaranteed Notes, 2.95%, 5/1/17	252,501
		1,965,636
Financial — 1.8%
300,000	Bank of America Corp. MTN, Series L, Senior Unsecured Notes, 5.65%, 5/1/18	333,295
500,000	Berkshire Hathaway, Inc., Senior Unsecured Notes, 3.75%, 8/15/21	515,597
250,000	General Electric Capital Corp. MTN, Senior Unsecured Notes, 1.03%, 8/11/15 (3)	250,891
500,000	General Electric Capital Corp. MTN, Senior Unsecured Notes, 3.35%, 10/17/16	526,365
500,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 5.75%, 1/24/22	551,506
200,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.88%, 1/14/22	215,867
500,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3.45%, 3/1/16	521,543
500,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3.20%, 1/25/23	474,653
500,000	Morgan Stanley MTN, Senior Unsecured Notes, 5.50%, 7/28/21	533,914
1,000,000	Private Export Funding Corp., Series GG, 2.45%, 7/15/24	929,526
1,000,000	Wachovia Corp., Senior Unsecured Notes, 0.54%, 6/15/17 (3)	982,986
		5,836,143
Industrial — 1.0%
1,000,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 3.60%, 9/1/20	1,037,186
1,000,000	Lockheed Martin Corp., Senior Unsecured Notes, 4.25%, 11/15/19	1,088,700
150,000	Masco Corp., Senior Unsecured Notes, 6.13%, 10/3/16	162,000
500,000	Stanley Black & Decker, Inc., Guaranteed Notes, 3.40%, 12/1/21	491,780
500,000	Union Pacific Corp., Senior Unsecured Notes, 2.95%, 1/15/23	481,481
		3,261,147

Principal
Amount		Value
Utilities — 0.4%
$250,000	Alabama Power Co., Senior Unsecured Notes, 3.85%, 12/1/42	$218,580
1,000,000	Commonwealth Edison Co., 4.00%, 8/1/20	1,071,351
		1,289,931
	Total Corporate Bonds & Notes (Cost $20,475,995)	20,396,108

Short-Term Investments — 6.3%
Repurchase Agreements — 3.2%
10,400,000	With Morgan Stanley, 0.01%, dated 06/28/13, due 07/01/13, delivery value $10,400,009 (collateralized by $10,530,000 U.S. Treasury Notes 1.000% due 08/31/16, with a value of $10,645,816)	10,400,000
Joint Repurchase Agreements (Investments of Cash Collateral for Securities of Loan) — 3.1%
2,959,481	Joint Repurchase Agreement with Morgan Stanley, 0.12%, dated 06/28/13, due 07/01/13, delivery value $2,959,510 (collateralized by $2,993,929 U.S. Treasury Notes 1.250% - 1.500% due 02/15/14 - 08/31/18, with a value of $3,018,674)	2,959,481
3,669,756	Joint Repurchase Agreement with Barclays, 0.10%, dated 06/28/13, due 07/01/13, delivery value $3,669,787 (collateralized by $3,781,281 U.S. Treasury Inflation Indexed Notes 0.125% due 07/15/22, with a value of $3,743,155)	3,669,756
3,432,998	Joint Repurchase Agreement with Credit Suisse First Boston, 0.10%, dated 06/28/13, due 07/01/13, delivery value $3,433,026 (collateralized by $3,560,847 U.S. Treasury Notes 1.000% due 05/31/18, with a value of $3,502,076)	3,432,998
	Total Investments of Cash Collateral for Securities on Loan (Cost $10,062,235)	10,062,235
	Total Short-Term Investments (Cost $20,462,235)	20,462,235
	Total Investments — 102.9% (Cost $206,041,019)	$336,537,706
Excess Of Liabilities Over Cash And Other Assets — (2.9%)		(9,573,170)

See Notes to Financial Statements.	7

■	Value Line Strategic Asset Management Trust
Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Principal
Amount	Value
Net Assets —100.0%	$326,964,536
Net Asset Value Per Outstanding Share ($326,964,536 ÷ 14,439,413 shares outstanding)	$22.64

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of June 30, 2013, the market value of the securities on loan was $9,914,329.
(2)	Treasury Inflation-Protection Security (TIPS)
(3)	The rate shown on floating rate securities is the rate at the end of the reporting period.
(4)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
ADR	American Depositary Receipt.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
TBA	To Be Announced.

8	See Notes to Financial Statements.

■	Value Line Strategic Asset Management Trust
Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

ASSETS:
Investment securities, at value (Cost - $185,578,784) (securities on loan, at value, $9,914,329)	$316,075,471
Repurchase agreement (Cost - $20,462,235)	20,462,235
Cash	597,371
Receivable for securities sold	1,058,042
Interest and dividends receivable	542,772
Receivable for trust shares sold	34,190
Prepaid expenses	18,916
Receivable for securities lending income	3,069
Total Assets	338,792,066
LIABILITIES:
Payable upon return of securities on loan	10,185,945
Payable for securities purchased	1,264,972
Payable for trust shares redeemed	90,557
Accrued expenses:
Advisory fee	127,177
Service and distribution plan fees	63,606
Directors’ fees and expenses	1,025
Other	94,248
Total Liabilities	11,827,530
Net Assets	$326,964,536
NET ASSETS CONSIST OF:
Shares of beneficial interest, at $0.01 par value (authorized unlimited, outstanding 14,439,413 shares)	$144,394
Additional paid-in capital	151,850,629
Undistributed net investment income	3,626,846
Accumulated net realized gain on investments and foreign currency	40,846,159
Net unrealized appreciation of investments and foreign currency translations	130,496,508
Net Assets	$326,964,536
Net Asset Value Per Outstanding Share ($326,964,536 ÷ 14,439,413 shares outstanding)	$22.64

Statement of Operations

For the Six Months Ended
June 30, 2013 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $22,544)	$1,421,301
Interest	850,557
Securities lending income	32,238
Total Income	2,304,096
Expenses:
Advisory fee	817,313
Service and distribution plan fees	653,850
Auditing and legal fees	89,784
Custodian fees	34,730
Trustees’ fees and expenses	34,241
Insurance	19,349
Printing and postage	13,155
Other	21,700
Total Expenses Before Fees Waived	1,684,122
Less: Service and Distribution Plan Fees Waived	(245,194)
Net Expenses	1,438,928
Net Investment Income	865,168
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN EXCHANGE TRANSACTIONS:
Net Realized Gain	14,175,709
Change in Net Unrealized Appreciation/(Depreciation)	12,032,249
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	26,207,958
NET INCREASE IN NET ASSETS FROM OPERATIONS	$27,073,126

See Notes to Financial Statements.	9

■	Value Line Strategic Asset Management Trust
Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30, 2013	December 31,
	(unaudited)	2012
Operations:
Net investment income	$865,168	$2,761,431
Net realized gain on investments and foreign currency	14,175,709	26,866,453
Change in net unrealized appreciation/(depreciation)	12,032,249	17,513,342
Net increase in net assets from operations	27,073,126	47,141,226
Distributions to Shareholders:
Net investment income	—	(2,069,703)
Net realized gain from investment transactions	—	(5,677,279)
Total Distributions	—	(7,746,982)
Trust Share Transactions:
Proceeds from sale of shares	1,984,943	5,055,609
Proceeds from reinvestment of dividends and distributions to shareholders	—	7,746,982
Cost of shares redeemed	(23,921,420)	(50,263,313)
Net decrease in net assets from trust share transactions	(21,936,477)	(37,460,722)

Total Increase in Net Assets	5,136,649	1,933,522
NET ASSETS:
Beginning of period	321,827,887	319,894,365
End of period	$326,964,536	$321,827,887

Undistributed net investment income, at end of period	$3,626,846	$2,761,678

10	See Notes to Financial Statements.

■	Value Line Strategic Asset Management Trust
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

	Six Months Ended
	June 30, 2013		Years Ended December 31,
	(unaudited)		2012	2011	2010		2009	2008
Net asset value, beginning of period	$20.87		$18.52	$17.96	$15.72		$14.36	$23.67
Income from investment operations:
Net investment income	0.08		0.19	0.13	0.11		0.14	0.20
Net gains or (losses) on securities (both realized and unrealized)	1.69		2.64	0.54	2.27		2.67	(6.44)
Total from investment operations	1.77		2.83	0.67	2.38		2.81	(6.24)
Less distributions:
Dividends from net investment income	—		(0.13)	(0.11)	(0.14)		(0.17)	(0.30)
Distributions from net realized gains	—		(0.35)	—	—		(1.28)	(2.77)
Total distributions	—		(0.48)	(0.11)	(0.14)		(1.45)	(3.07)
Net asset value, end of period	$22.64		$20.87	$18.52	$17.96		$15.72	$14.36
Total return*	8.48	%(1)	15.43%	3.68%	15.20%		21.16%	(29.39)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$326,965		$321,828	$319,894	$356,645		$362,955	$355,887
Ratio of expenses to average net assets(2)	1.02	%(3)	1.04%	1.03%	1.03	%(4)	1.02%	1.00%
Ratio of expenses to average net assets(5)	0.87	%(3)	0.89%	0.88%	0.84	%(6)	0.87%	0.84%
Ratio of net investment income to average net assets	0.52	%(3)	0.84%	0.60%	0.56%		0.81%	0.82%
Portfolio turnover rate	6	%(1)	24%	28%	21%		16%	24%

*	Total returns do not reflect the effects of charges deducted under the terms of Guardian Insurance and Annuity Company, Inc.’s (GIAC) variable contracts. Including such charges would reduce the total returns for all periods shown.
(1)	Not annualized.
(2)	Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of a portion of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets net of custody credits, but exclusive of the fee waivers would have been 0.99% for the year ended December 31, 2008 and would have been unchanged for the other periods shown.
(3)	Annualized.
(4)	Ratio reflects expenses grossed up for the reimbursement by Value Line, Inc. of certain expenses incurred by the Trust.
(5)	Ratio reflects expenses net of the custody credit arrangement and net of the waiver of a portion of the service and distribution plan fees by the Distributor.
(6)	Ratio reflects expenses net of the reimbursement by Value Line, Inc. of certain expenses incurred by the Trust.

See Notes to Financial Statements.	11

■	Value Line Strategic Asset Management Trust
Notes to Financial Statements

June 30, 2013 (Unaudited)

1.	Significant Accounting Policies

Value Line Strategic Asset Management Trust (the “Trust”) is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended, which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Trust will attempt to achieve its objective by following an asset allocation strategy based on data derived from computer models for the stock and bond markets that shifts the assets of the Trust among equity, debt and money market securities as the models indicate and its investment adviser, EULAV Asset Management (the “Adviser”), deems appropriate.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates and such differences could be material.

(A) Security Valuation

Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices.

Short-term investments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Adviser. The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Trust’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee. In addition, the Trust may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

The Board of Trustees has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

(B) Fair Value Measurements

The Trust follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date;

●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

■	Value Line Strategic Asset Management Trust
Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The following table summarizes the inputs used to value the Trust’s investments in securities as of June 30, 2013:

Investments in
Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$245,273,230	$0	$0	$245,273,230
U.S. Government Agency Obligations	0	22,463,109	0	22,463,109
U.S. Treasury Obligations	0	25,463,588	0	25,463,588
Commercial Mortgage-Backed Securities	0	2,479,436	0	2,479,436
Corporate Bonds & Notes	0	20,396,108	0	20,396,108
Short-Term Investments	0	20,462,235	0	20,462,235
Total Investments in Securities	$245,273,230	$91,264,476	$0	$336,537,706

The Trust follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Trust’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Trust had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the six months ended June 30, 2013 there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

(C) Repurchase Agreements

The Trust may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with selected commercial banks and broker-dealers, under which the Trust acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. The Trust, through the custodian or a sub-custodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Trust’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Trust’s policy to mark-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, under the Master Repurchase Agreement, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

At period end, the Trust had investments in repurchase agreements with a gross value of $10,400,000 on the Statement of Assets and Liabilities. The value of the Trust’s related collateral exceeded the value of the repurchase agreements at period end.

(D) Federal Income Taxes

It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

Management has analyzed the Trust’s tax positions taken on federal and state income tax returns for all open tax years (fiscal years ended December 31, 2009 through December 31, 2012), and has concluded that no provision for federal or state income tax is required in the Trust’s financial statements. The Trust’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(E) Dividends and Distributions

It is the Trust’s policy to distribute to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all the net capital gains realized by the Trust, if any. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the Trust at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board of Trustees.

13

■	Value Line Strategic Asset Management Trust
Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

(F) Securities Transactions and Income

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income on investments, adjusted for amortization of discount and premium, if applicable, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.

The Trust may invest in Treasury Inflation-Protection Securities (TIPS). The principal value and interest payout of TIPS are periodically adjusted according to the rate of the inflation based on the Consumer Price Index. The adjustments for principal and income due to inflation are reflected in interest income in the Statement of Operations.

(G) Foreign Currency Translation

The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Trust does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Trust, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/depreciation on investments.

(H) Representations and Indemnifications

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

(I) Accounting for Real Estate Investment Trusts

The Trust owns shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

(J) Foreign Taxes

The Trust may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Trust will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(K) Securities Lending

Under an agreement with State Street Bank & Trust (“State Street”), the Trust can lend its securities to brokers, dealers and other financial institutions approved by the Board of Trustees. By lending its investment securities, the Trust attempts to increase its net investment income through receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Trust. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Generally, in the event of a counter-party default, the Trust has the right to use the collateral to offset the losses incurred. The lending fees received and the Trust’s portion of the interest income earned on the cash collateral are included in the Statement of Operations.

Upon entering into a securities lending transaction, the Trust receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is invested by State Street Global Advisors, acting in its capacity as securities lending agent (the “Agent”), in The Value Line Funds collateral account, which is subsequently invested into joint repurchase agreements. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Trust.

14

■	Value Line Strategic Asset Management Trust
Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

            The Trust enters into a joint repurchase agreement whereby its uninvested cash collateral from securities lending is deposited into a joint cash account with other funds managed by the investment adviser and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Trust at the six months ended had been entered into on June 28, 2013.

As of June 28, 2013, the Trust loaned securities which were collateralized by cash. The value of the related collateral exceeded the value of the securities loaned at period end. The value of the securities on loan and the value of the related collateral were as follows:

Total
Collateral
Value of		(including
Securities	Value of	Calculated
Loaned	Collateral	Mark)
$9,914,329	$10,185,945	$10,124,932

(L) Subsequent Events

Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure.

2.	Trust Share Transactions, Dividends and Distributions

Shares of the Trust are available to the public only through the purchase of certain contracts issued by The Guardian Insurance and Annuity Company, Inc. (GIAC). Transactions in shares of beneficial interest in the Trust were as follows:

	Six Months Ended
	June 30, 2013	Year Ended
	(unaudited)	December 31, 2012
Shares sold	88,780	251,638
Shares issued in reinvestment of dividends and distributions	—	393,049
Shares redeemed	(1,072,099)	(2,494,921)
Net decrease	(983,319)	(1,850,234)
Dividends per share from net investment income	$—	$0.1282
Distribution per share from net realized gains	$—	$0.3517

3.	Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

Six Months Ended
June 30, 2013
(unaudited)
PURCHASES:
U.S. Treasury & Government Agency Obligations	$6,284,829
Other Investment Securities	14,209,405
Total Purchases	$20,494,234
SALES:
U.S. Treasury & Government Agency Obligations	$39,867,891
Other Investment Securities	5,841,176
Total Sales	$45,709,067

4.	Income Taxes

At June 30, 2013, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$206,041,019
Gross tax unrealized appreciation	$132,202,177
Gross tax unrealized depreciation	(1,705,490)
Net tax unrealized appreciation on investments	$130,496,687

5.	Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $817,313 was paid or payable to EULAV Asset Management (the “Adviser”) for the six months ended June 30, 2013. This was computed at an annual rate of 0.50% of the average daily net assets of the Trust during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Trust. The Adviser also provides persons, satisfactory to the Trust’s Board of Trustees, to act as officers and employees of the Trust and pays their salaries.

15

■	Value Line Strategic Asset Management Trust
Notes to Financial Statements (Continued)

June 30, 2013 (Unaudited)

The Trust has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which compensates EULAV Securities LLC (the “Distributor”) for advertising, marketing and distributing the Trust’s shares and for servicing the Trust’s shareholders at an annual rate of 0.40% of the Trust’s average daily net assets. For the six months ended June 30, 2013, fees amounting to $653,850, before fee waivers, were accrued under the Plan. Effective May 1, 2007, and renewed annually, the Distributor contractually agreed to reduce the fee under the Plan by 0.15% for one year periods. For the six months ended June 30, 2013, the fees waived amounted to $245,194. The Distributor has no right to recoup previously waived amounts.

Direct expenses of the Trust are charged to the Trust while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Trust bears all other costs and expenses.

Certain officers and a Trustee of the Adviser are also officers and a Trustee of the Trust.

16

■	Value Line Strategic Asset Management Trust
Semi-Annual Report

FACTORS CONSIDERED BY THE BOARD IN APPROVING CONTINUANCE OF
THE INVESTMENT ADVISORY AGREEMENT
FOR VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees, including a majority of Trustees who are not “interested persons” of Value Line Strategic Asset Management Trust (the “Fund”), as that term is defined in the 1940 Act (the “Independent Trustees”), to annually consider the continuance of the Fund’s investment advisory agreement (“Agreement”) with its investment adviser, EULAV Asset Management.1

In considering whether the continuance of the Agreement was in the best interests of the Fund and its shareholders, the Board requested and the Adviser provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Trustees met in executive sessions separately from the non-Independent Trustee of the Fund and any officers of the Adviser. In selecting the Adviser and approving the continuance of the Agreement, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees.

Both in the meeting specifically focused upon the review of the Agreement and at other meetings, the Board, including the Independent Trustees, received materials relating to the Adviser’s investment and management services under the Agreement. These materials included information regarding: (i) the investment performance of the Fund, including comparisons to a peer group of funds consisting of the Fund and all mixed-asset target allocation growth funds underlying variable insurance products regardless of asset size or primary channel of distribution (the “Performance Universe”), and its benchmark index, each as classified and prepared by Lipper Inc., an independent evaluation service (“Lipper”); (ii) the investment process, portfolio holdings, investment restrictions, valuation procedures, and financial statements for the Fund; (iii) purchases and redemptions of the Fund’s shares; (iv) the general investment outlook in the markets in which the Fund invests; (v) arrangements with respect to the distribution of the Fund’s shares; (vi) the allocation and cost of the Fund’s brokerage (none of which was effected through any affiliate of the Adviser, including the Distributor); and (vii) the overall nature, quality and extent of services provided by the Adviser.

As part of their review, the Board requested, and the Adviser provided, additional information in order to evaluate the quality of the Adviser’s services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Trustees reviewed information, which included data comparing: (i) the Fund’s management fee, transfer agent and custodian fees, Rule 12b-1 fee, and other non-management expenses, to those incurred by a peer group of funds consisting of the Fund and 10 other mixed-asset target allocation growth funds underlying variable insurance products (excluding outliers), as selected objectively by Lipper (“Expense Group”), and a peer group of funds consisting of the Fund, the Expense Group and all other mixed-asset target allocation growth funds underlying variable insurance products with similar Rule 12b-1 fee structures (excluding outliers), as selected objectively by Lipper (“Expense Universe”); (ii) the Fund’s expense ratio to those of its Expense Group and Expense Universe; and (iii) the Fund’s investment performance over various time periods to the average performance of the Performance Universe as well as the appropriate Lipper Index, as selected objectively by Lipper (the “Lipper Index”).

In their executive session, the Independent Trustees also reviewed information regarding: (a) the financial results and condition of the Adviser and the Distributor and their profitability from the services that have been performed for the Fund and the Value Line family of funds; (b) the Adviser’s investment management staffing and resources; (c) the ownership, control and day-to-day management of the Adviser; and (d) the Fund’s potential for achieving economies of scale. In support of its review of the statistical information, the Board was provided with a description of the methodology used by Lipper to determine the Expense Group, the Expense Universe and the Performance Universe to prepare its information.

The Board observed that there is a range of investment options available to shareholders of the Fund, including other mutual funds underlying their variable insurance product, and that the Fund’s shareholders have chosen to invest in the Fund.

The following summarizes matters considered by the Board in connection with its continuance of the Agreement. However, the Board did not identify any single factor as all-important or controlling, each Trustee may have weighed certain factors differently, and the summary does not detail all the matters that were considered.

1
For periods prior to December 23, 2010, the term “Adviser” means the Adviser’s predecessor entities that previously served as the Fund’s adviser, EULAV Asset Management, LLC and Value Line, Inc. (“VLI”). Likewise, for periods prior to December 23, 2010, the term “Distributor” refers to the predecessor entities of the Fund’s current distributor, EULAV Securities LLC (the “Distributor”), which included EULAV Securities, Inc. and Value Line Securities, Inc.

17

■	Value Line Strategic Asset Management Trust
Semi-Annual Report

Investment Performance. The Board reviewed the Fund’s overall investment performance and compared it to its Performance Universe and the Lipper Index. The Board noted that the Fund outperformed the Performance Universe average and the Lipper Index for the one-year, three-year, five-year and ten-year periods ended March 31, 2013.

The Adviser’s Personnel and Methods. The Board reviewed the background of the portfolio managers responsible for the daily management of the Fund’s portfolio, seeking to achieve the Fund’s investment objective and adhering to the Fund’s investment strategies. The Independent Trustees also engaged in discussions with the Adviser’s senior management responsible for the overall functioning of the Fund’s investment operations. The Board viewed favorably (i) the Adviser’s use of analytic tools in support of the portfolio management, compliance and shareholder relation functions which the Adviser previously committed resources to acquire, (ii) continuity of the Adviser’s staff attributable in part to its actions taken to attract and retain personnel, including its ongoing improvements to employee benefit programs and previous increases in base compensation and merit-based compensation for certain staff members to be more industry competitive, and (iii) that the Adviser continues to receive the Value Line ranking systems without cost. The Board concluded that the Fund’s management team and the Adviser’s overall resources were adequate and that the Adviser had investment management capabilities and personnel essential to performing its duties under the Agreement.

Management Fee and Expenses. The Board considered the Adviser’s management fee under the Agreement relative to the management fee applicable to the funds in the Expense Group and Expense Universe averages, both before and after applicable fee waivers. Before giving effect to fee waivers applicable to certain funds in the Expense Group, the Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s management fee rate was lower than that of the Expense Group average. After giving effect to applicable fee waivers, the Board also noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s management fee rate was lower than that of the Expense Group average and the Expense Universe average. The Board concluded that the Fund’s management fee rate was satisfactory for the purpose of approving continuance of the Agreement.

The Board also considered the Fund’s total expense ratio relative to its Expense Group and Expense Universe averages. The Distributor and the Board agreed that the Distributor will extend the existing contractual waiver of a portion of the Fund’s Rule 12b-1 fee for another one-year period ending June 30, 2014. This waiver effectively reduces the Fund’s Rule 12b-1 fee rate from 0.40% to 0.25% of the Fund’s average daily net assets. Such waiver cannot be changed during the contractual waiver period without the approval of the Board and the Distributor. The Board noted that, for the most recent fiscal year for which audited financial data is available, the Fund’s expense ratio was lower than that of the Expense Group average and the Expense Universe average, after giving effect to fee waivers applicable to the Fund and certain funds in the Expense Group and Universe. The Board concluded that the average expense ratio was satisfactory for the purpose of approving continuance of the Agreement.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of other services provided by the Adviser and the Distributor. At meetings held throughout the year, the Board reviewed the resources and effectiveness of the Adviser’s overall compliance program, as well as the services provided by the Distributor. The Board viewed favorably the additional resources devoted by the Adviser to enhance its and the Fund’s overall compliance program as well as steps being undertaken to enhance the shareholders’ experience with the Fund, such as a more robust website. The Board reviewed the services provided by the Adviser and the Distributor in supervising the Fund’s third party service providers. Based on this review, the Board concluded that the nature, quality, cost, and extent of such other services provided by the Adviser and the Distributor were satisfactory, reliable and beneficial to the Fund’s shareholders.

Profitability. The Board considered the level of profitability of the Adviser and the Distributor with respect to the Fund individually and in the aggregate for all the funds within the Value Line group of funds, including the impact of the restructuring of the Adviser and Distributor in 2010 and certain actions taken during prior years. These actions included the reduction (voluntary in some instances, contractual or permanent in other instances) of management and/or Rule 12b-1 fees for certain funds, the Adviser’s termination of the use of soft dollar research, and the cessation of trading through the Distributor. The Board also considered the Adviser’s continued attention to the rationalization and differentiation of funds within the Value Line group of funds to better identify opportunities for savings and efficiencies among the funds. The Board concluded that the profitability of the Adviser and the Distributor with respect to the Fund, including the financial results derived from the Fund’s Agreement, was within a range the Board considered reasonable.

18

■	Value Line Strategic Asset Management Trust
Semi-Annual Report

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits received by the Adviser and the Distributor from their association with the Fund. The Board concluded that potential “fall-out” benefits that the Adviser and the Distributor may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Fund.

Economies of Scale. The Board considered that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and that the addition of break points to the fee structure was not currently necessary.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by the Adviser. The Board was informed by the Adviser that the Adviser does not currently manage any non-mutual fund account that has similar objectives and policies as those of the Fund.

Conclusion. The Board examined the totality of the information it was provided at the meeting specifically addressing approval of the Agreement and at other meetings held during the past year and did not identify any single controlling factor. Based on its evaluation of all material factors deemed relevant and with the advice of independent counsel, the Board concluded that the rate at which the Fund pays a management fee to the Adviser under the Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining. Further, the Board concluded that the Fund’s Agreement, and the management fee rate thereunder, is fair and reasonable and voted to continue the Agreement as in the best interest of the Fund and its shareholders.

19

■	Value Line Strategic Asset Management Trust
Form N-Q

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Trust’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

20

Item 5.  Audit Committee of Listed Registrants

Not Applicable.

Item 6.  Investments

Not Applicable

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.  Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	September 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washginton
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	September 9, 2013